Securities - Available for Sale Securities (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost, Total securities available for sale	$ 336,316,000	$ 342,192,000
Gross Unrealized Gains	27,183,000	16,476,000
Gross Unrealized Losses	(35,000)	(169,000)
Fair Value	363,464,000	358,499,000
U.S. Treasury Securities and Obligations of U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost, Total securities available for sale	21,479,000	19,401,000
Gross Unrealized Gains	220,000	204,000
Gross Unrealized Losses	(6,000)	(4,000)
Fair Value	21,693,000	19,601,000
Obligations of States and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost, Total securities available for sale	208,013,000	193,646,000
Gross Unrealized Gains	21,000,000	12,409,000
Gross Unrealized Losses	(1,000)	(21,000)
Fair Value	229,012,000	206,034,000
Mortgage-back Securities in Government Sponsored Entities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost, Total securities available for sale	106,824,000	129,145,000
Gross Unrealized Gains	5,963,000	3,863,000
Gross Unrealized Losses	(28,000)	(144,000)
Fair Value	$ 112,759,000	$ 132,864,000